Form N-1A Cover	Oct. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MORGAN STANLEY VARIABLE INSURANCE FUND INC.
Entity Central Index Key	0001011378
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 01, 2026
Prospectus Date	Apr. 30, 2026